Performance B.1. Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,171	$ 4,336	$ 3,946	[1]
Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(4)
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,346	1,532	1,661
Paraguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	544	610	679
Bolivia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	584	639	614
El Salvador
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	389	386	405
Tanzania
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	366	382	399
Nicaragua
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	220	157	13
Costa Rica
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	140	153	155
Panama
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	585	475	17
Other operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3	4	6
Other operations | Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(5)	(3)	(2)
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,971	4,130	3,734
Service revenue | Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(4)
Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,116	2,150	2,126
Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,803	1,928	1,565
Cable and other fixed services | Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(1)
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52	51	43
Other | Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(2)
Telephone and equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	201	206	212
Total revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,171	$ 4,336	$ 3,946

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.